CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allocated share based compensation expense (reversal)	¥ 0	¥ 0	¥ 7,181
Cost of Revenues
Allocated share based compensation expense (reversal)	0	0	33
Selling and Marketing Expense
Allocated share based compensation expense (reversal)	0	0	4,166
General and Administrative Expense
Allocated share based compensation expense (reversal)	¥ 0	¥ 0	¥ 2,982